Other Long-Term Liabilities - Segmented Asset Retirement Obligations (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Asset retirement obligations	$ 6,806	$ 5,861	$ 5,771	$ 3,886
North America
Disclosure of operating segments [line items]
Asset retirement obligations	4,021	2,899
North Sea
Disclosure of operating segments [line items]
Asset retirement obligations	821	787
Offshore Africa
Disclosure of operating segments [line items]
Asset retirement obligations	170	174
Oil Sands Mining and Upgrading
Disclosure of operating segments [line items]
Asset retirement obligations	1,793	1,999
Midstream and Refining
Disclosure of operating segments [line items]
Asset retirement obligations	$ 1	$ 2